Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of the domestic and foreign components of loss from operations before income taxes
The following represents the domestic and foreign components of loss from operations before income taxes for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
United States	$(64,690)	$(89,525)
Foreign	2,543	1,338

Total loss before income taxes	$(62,147)	$(88,187)

Schedule of components of the (benefit from) provision for income taxes
The Company’s components of the benefit from income taxes consists of the following for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Current:
US Federal	$(256)	$—
US States	1	1
Foreign	427	(492)

Total current	172	(491)
Deferred:
US Federal	$—	$—
US States	—	—
Foreign	(1,124)	(107)

Total deferred	(1,124)	(107)

Benefit from income taxes	$(952)	$(598)

Schedule of the income tax determined by applying the U.S. federal statutory income tax rate to pretax loss
Income
 tax expense differs from the amount of income tax determined by applying the U.S. federal statutory income tax rate of
21
% to pretax loss as a result of the following differences for the years ended December 31, 2024 and 2023 ($ in thousands):

	2024		2023
	Amount	Percent	Amount	Percent
Pretax loss	$(62,147)		$(88,187)
Federal tax at statutory rate	(13,049)	21.0%	(18,522)	21.0%
State taxes, net of federal benefit	1	0.0%	1	0.0%
Gain on remeasurement of warrant liability	3,302	-5.3%	—	0.0%
Pay-to-Play equity financing charge (permanent difference)	—	0.0%	7,525	-8.5%
Other permanent differences	802	-1.3%	3,620	-4.1%
Return to accrual adjustment	(896)	1.4%	(433)	0.5%
Foreign tax rate differential	195	-0.3%	111	-0.1%
Tax credits	(1,211)	1.9%	(539)	0.6%
Uncertain tax positions	410	-0.7%	270	-0.3%
Valuation allowance	10,290	-16.6%	7,936	-9.0%
Other, net	(796)	1.3%	(567)	0.6%

	$(952)	1.4%	$(598)	0.7%

Schedule of company's deferred tax assets and liabilities
The components of the Company’s deferred tax assets and liabilities are as follows as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$55,739	$45,600
Tax credit	5,678	4,989
Other reserves and accrued expenses	1,178	1,105
Lease liability	80	110
Depreciation	440	66
Share-based compensation	1,519	736
Capitalized R&D Sec 174	13,423	9,533
Other	3	(62)

Gross deferred tax assets	78,060	62,077
Valuation allowance	(75,826)	(60,937)

Net deferred tax assets	2,234	1,140
Deferred tax liabilities:
Right of use assets	(77)	(107)

Total deferred tax liabilities	(77)	(107)

Total net deferred tax assets	$2,157	$1,033

Schedule of unrecognized tax benefits
The beginning and ending unrecognized tax benefits amounts is as follows as of December
31
,
2024
and
2023
(in thousands):

	2024	2023
Unrecognized tax benefits, beginning of period	$4,283	$3,811
Additions based on tax positions taken related to prior years	12	—
Additions based on tax positions taken related to current period	705	472

Unrecognized tax benefits, end of period	$5,000	$4,283